Average Annual Total Returns - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIP Asset Manager Growth Portfolio	Apr. 29, 2024
VIP Asset Manager Growth Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	16.21%
Past 5 years	9.57%
Past 10 years	6.47%
VIP Asset Manager Growth Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	16.05%
Past 5 years	9.41%
Past 10 years	6.30%
VIP Asset Manager Growth Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	16.37%
Past 5 years	9.69%
Past 10 years	6.57%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0022
Average Annual Return:
Past 1 year	16.88%
Past 5 years	9.39%
Past 10 years	7.14%